Employee benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit obligations.
Gains (losses) on Remeasurement of employee benefit benefit plans	$ (3)	$ (16)	$ 35
Gain (loss) on remeasurement, net defined benefit liability (asset)	(14)	10	$ (145)
Employee benefit obligations net of employee benefit assets	144	147
Long term employee benefits	$ 40	$ 42